Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses [Abstract]
Schedule of Prepaid expenses
	2019		2018

Printed catalogs	Ps.	21,692	19,406
Advances to suppliers		12,973	11,471
Premiums paid in advance for insurance		9,628	8,948
Other		8,891	2,458

	Ps.	53,184	42,283